CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares
Allowances for loans and advances | $	$ 85,252	$ 45,949
Treasury stock shares	144,498,392	144,498,392
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	902,066,986	891,296,196
Ordinary shares, shares outstanding	902,066,986	891,296,196
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	355,552,051	355,552,051
Ordinary shares, shares outstanding	355,552,051	355,552,051